Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

5. Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties

As of September 30, 2011 and December 31, 2010, short-term borrowings, other financial liabilities and short-term borrowings from related parties consisted of the following:

	September 30, 2011	December 31, 2010
Borrowings under lines of credit	$152,320	$131,791
Accounts receivable facility	-	510,000
Other financial liabilities	9,087	28,880
Short-term borrowings and other financial liabilities	161,407	670,671
Short-term borrowings from related parties (see Note 3.c.)	88,734	9,683
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$250,141	$680,354

       At December 31, 2010, the accounts receivable facility (the “A/R Facility”) was classified as a short-term borrowing. During the third quarter of 2011, the A/R Facility was renewed for a period of three years. As a result, the A/R Facility has been classified as long-term debt at September 30, 2011, see Note 6. As of September 30, 2011, there were no borrowings under the A/R Facility.